Segment and Geographic Information (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarizes the Company's segment information and the consolidated totals reported (in thousands):

Three months ended March 31, 2025	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$381,169	$1,871	$383,040
Less:
Depreciation and amortization	128,166	194	128,360
Interest and debt expense	67,879	250	68,129
Storage and handling	10,068	—	10,068
Repair costs	2,592	—	2,592
Other operating expenses	2,159	—	2,159
Administrative expenses(1)	23,865	261	24,126
Other (income)expenses(2)	230	—	230
Leasing margin	$146,210	$1,166	$147,376
Net trading margin	—	594	594
Net gain (loss) on sale of leasing equipment	10,694	—	10,694
Transaction and other costs			—
Other costs (income)(3)			2
Income (loss) before income taxes			$158,666
Total assets	8,956,935	76,600	9,033,535
Purchases of leasing equipment and investments in finance leases(4)	$20,200	$—	$20,200

Three months ended March 31, 2024	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$369,689	$1,596	$371,285
Less:
Depreciation and amortization	135,875	206	136,081
Interest and debt expense	61,288	164	61,452
Storage and handling	17,956	—	17,956
Repair costs	2,737	—	2,737
Other operating expenses	2,054	—	2,054
Administrative expenses(1)	21,642	167	21,809
Other (income)expenses(2)	287	—	287
Leasing margin	$127,850	$1,059	$128,909
Net trading margin	—	377	377
Net gain (loss) on sale of leasing equipment	14,622	—	14,622
Transaction and other costs			(5,512)
Other costs (income)(3)			(46)
Income (loss) before income taxes			$138,350
Total assets	10,981,930	66,932	11,048,862
Purchases of leasing equipment and investments in finance leases(4)	$74,308	$—	$74,308
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts.
(3)    Other non-allocated costs (income) include unrealized gains or losses on derivative instruments and debt termination expense.
(4)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended March 31,
	2025	2024
Total leasing revenues:
Asia	$148,969	$124,025
Europe	202,067	198,900
Americas	16,218	32,802
Bermuda	1,148	1,072
Other International	14,638	14,486
Total	$383,040	$371,285
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended March 31,
	2025	2024
Total equipment trading revenues:
Asia	$1,984	$1,990
Europe	1,536	1,933
Americas	6,750	3,857
Bermuda	—	—
Other International	1,645	2,366
Total	$11,915	$10,146